SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Number of options
Outstanding at the beginning of the year	1,363,848
Granted	162,500
Exercised	(155,271)
Forfeited	(76,267)
Outstanding at the end of the year	1,294,810	1,363,848
Exercisable at the end of the year	908,250
Vested and expected to vest at end of year	908,250
Weighted average exercise price
Outstanding at the beginning of the year	$ 3.44
Granted	$ 4.09
Exercised	$ 1.91
Forfeited	$ 5.28
Outstanding at the end of the year	$ 3.6	$ 3.44
Exercisable at the end of the year	$ 2.91
Vested and expected to vest at end of year	$ 2.91
Weighted average remaining contractual life (years)
Outstanding at the end of the year	7 years 6 months 25 days	8 years 18 days
Exercisable at the end of the year	7 years 3 months 7 days
Vested and expected to vest at end of year	7 years 3 months 7 days
Aggregate intrinsic value
Outstanding at the end of the year	$ 842
Exercisable at the end of the year	842
Vested and expected to vest at end of year	$ 842